Impairment reviews - Summary of Key Assumptions used in the Estimation of the Recoverable Amount (Details)	Dec. 31, 2025	Dec. 31, 2024
Betway
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Pre tax discount rate	21.70%	26.90%
Long Term Growth Rate	2.00%	2.00%
Jumpman
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Pre tax discount rate	17.10%	18.60%
Long Term Growth Rate	2.00%	2.00%
DGC
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Pre tax discount rate		26.90%
Long Term Growth Rate		2.00%